[DESCRIPTION]     Form 13F Holdings Report




                              UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                               Form 13F

                         Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 1999
                                                ---------------

Check here if Amendment [   ]; Amendment Number:
                                                   -----

     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-1685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Jerrold N. Fine       Westport, Connecticut    May 15,1999
             [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   3
                                               -------------

Form 13F Information Table Entry Total:             50
                                               -------------

Form 13F Information Table Value Total:       $ 447,987,000
                                               -------------
                                                (thousands)


List of Other Included Managers:
1, ROBERT JAFFEE, GENERAL PARTNER
2, DEBORAH ZISKIN, GENERAL PARTNER
3, MARGARET EPPRECHT, GENERAL PARTNER

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number        Name

     1              28-1839                  Robert Jaffee
     2              28-2944                  Deborah Ziskin
     3              28-7626                  Margaret Epprecht




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                                     Form 13F INFORMATION TABLE

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       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------- ---------------- -------  -------- --- --- --- ---- ---------- -------- ---- ------ ----
AT&T LIBERTY MEDIA GROUP COMMON Cl A 001957109 10,525,000    200,000   SHARED OTHER 1,2,3            X
------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL MGMNT LP UNITS LP   018548107 1,265,625     50,000           X         X            X
------------------------------------------------------------------------------------------------------------
ATLANTIC RICHFIELD CO.   COMMON      048825102 7,300,000     100,000          X         X            X
------------------------------------------------------------------------------------------------------------
BERKSHIRE REALTY INC.    COMMON      084710102 10,068,750    900,000          X         X            X
------------------------------------------------------------------------------------------------------------
BRASS EAGLE INC.         COMMON      10553F106 47,882,989    3,674,474        X         X            X
------------------------------------------------------------------------------------------------------------
BURLINGTON NORTH         COMMON      12189T104 6,640,750     202,000          X         X            X
------------------------------------------------------------------------------------------------------------
CANADIAN NTNL RAILWAY    COMMON      136375102 8,343,750     150,000          X         X            X
------------------------------------------------------------------------------------------------------------
CAMPBELL SOUP            COMMON      134429109 9,765,000     240,000          X         X            X
------------------------------------------------------------------------------------------------------------
CBS CORPORATION          COMMON      12490K107 12,281,250    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
C.I.T. GROUP             COMMON      125577106 13,753,125    450,000          X         X            X
------------------------------------------------------------------------------------------------------------
CNA FINANCIAL CORP       COMMON      126117100 1,746,563     45,000           X         X            X
------------------------------------------------------------------------------------------------------------
CIRCLE INTL GROUP INC.   COMMON      172574105 572,500       40,000           X         X            X
------------------------------------------------------------------------------------------------------------
COMCAST CORP., Cl.A COMMON Cl A SPL. 200300200 9,440,625      150,000         X         X            X
------------------------------------------------------------------------------------------------------------
DICK CLARK PRODUCTIONS INC. COMMON   181512104 5,976,550     519,700          X         X            X
------------------------------------------------------------------------------------------------------------
FEDERATED DEPT STORES INC. COMMON    31410H101 9,589,875     239,000          X         X            X
------------------------------------------------------------------------------------------------------------
FLAMEL TECH S.A.         SPON. ADR   338488109 765,000       306,000          X         X            X
------------------------------------------------------------------------------------------------------------
FORD MOTOR CO.           COMMON      345370100 11,350,000    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
FOREMOST CORP.OF AMERICA COMMON      345469100 9,056,250     450,000          X         X            X
------------------------------------------------------------------------------------------------------------
FRONTIER CORP.          COMMON      35906P105 12,968,750    250,000           X         X            X
------------------------------------------------------------------------------------------------------------
GRAND UNION CO.          COMMON      386532402 10,039,200    902,400          X         X            X
------------------------------------------------------------------------------------------------------------
GRANITE BROADCASTING     COMMON      387241102 1,457,500     220,000          X         X            X
------------------------------------------------------------------------------------------------------------
GRANITE BROADCASTING     PREFERRED   387241952 43,875        1,500            X         X            X
------------------------------------------------------------------------------------------------------------
GRC INTERNATIONAL        COMMON      361922107 1,685,400     254,400          X         X            X
------------------------------------------------------------------------------------------------------------
HANNAFORD BROTHERS CO.   COMMON      410550107 18,175,000    400,000          X         X            X
------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTL INC.      COMMON      441815107 3,497,841     76,665           X         X            X
------------------------------------------------------------------------------------------------------------
IGEN INC.                COMMON      449536101 4,775,000     200,000          X         X            X
------------------------------------------------------------------------------------------------------------
INAMED CORP.             COMMON      453235103 3,705,000     285,000          X         X            X
------------------------------------------------------------------------------------------------------------
INFINITY BCASTING Cl A   COMMON Cl A 45662S102 7,732,725     300,300          X         X            X
------------------------------------------------------------------------------------------------------------
LIBBEY INC.              COMMON      52989898108 4,650,000   150,000          X         X            X
------------------------------------------------------------------------------------------------------------
MARINE TRANSPORT CORP.   COMMON      567912100 275,000       100,000          X         X            X
------------------------------------------------------------------------------------------------------------
MEDIA ONE GROUP          COMMON      58440J104 19,050,000    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
MYRIAD GENETICS, INC     COMMON      62855J104 3,709,063     415,000          X         X            X
------------------------------------------------------------------------------------------------------------
NEWCOURT CREDIT GROUP INC. COMMON    650905102 811,875       30,000           X         X            X
------------------------------------------------------------------------------------------------------------
NORD PACIFIC LTD         COMMON      655554103 212,520       400,000          X         X            X
------------------------------------------------------------------------------------------------------------
NTL INC.                 COMMON      62940710  17,088,831    210,001          X         X            X
------------------------------------------------------------------------------------------------------------
OM GROUP, INC.           COMMON      670872100 7,425,000     225,000          X         X            X
------------------------------------------------------------------------------------------------------------
ORION CAPITAL CORP.      COMMON      686268103 6,250,000     200,000          X         X            X
------------------------------------------------------------------------------------------------------------
ST. JUDE MEDICAL INC.    COMMON      790849103 9,750,000     400,000          X         X            X
------------------------------------------------------------------------------------------------------------
SKYTEL COMMUNICATION INC.COMMON      83087Q104 10,831,188    651,500          X         X            X
------------------------------------------------------------------------------------------------------------
SNAP-ON INC.             COMMON      833034101 7,975,000     275,000          X         X            X
------------------------------------------------------------------------------------------------------------
SOLUTIA INC.             COMMON      834376105 3,759,950     216,400          X         X            X
------------------------------------------------------------------------------------------------------------
TANDY CORP.              COMMON      875382103 9,571,875     150,000          X         X            X
------------------------------------------------------------------------------------------------------------
TIME WARNER INC.         COMMON      887315109 28,425,000    400,000          X         X            X
------------------------------------------------------------------------------------------------------------
TRANSATLANTIC HLDNGS INC. COMMON     893521104 20,227,500    269,700          X         X            X
------------------------------------------------------------------------------------------------------------
TSI INT SOFTWARE LTD     COMMON      872879101 3,656,250,    75,000           X         X            X
------------------------------------------------------------------------------------------------------------
UNITED HEALTHCARE GROUP  COMMON      910581107 15,787,500    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
UICI CORP.               COMMON      95101810  2,262,500     100,000          X         X            X
------------------------------------------------------------------------------------------------------------
USA DETERGENT INC.       COMMON      902938109 625,000       100,000          X         X            X
------------------------------------------------------------------------------------------------------------
WARNER LAMBERT CO.      COMMON      934488107  26,594,138    401,800          X         X            X
------------------------------------------------------------------------------------------------------------
YOUNG BROADCASTING CORP. CMNN Cl A  987434107  8,645,000     190,000          X         X            X
------------------------------------------------------------------------------------------------------------



NOTE:
  The limited contents of Form 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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